LONGTERM DEBT AND OTHER SHORTTERM BORROWINGS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 03, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Additional debt discount		$ 793,380	$ 766,935	$ 3,191,154	$ 0
Interest expenses				1,514,470	1,979,290
Face value of loan		2,165,183		89,523,091	$ 152,831,568
Loan Agreement [Member]
Loan amount	$ 25,000,000	$ 25,000,000		$ 25,000,000
Loan amount discount	5.00%
Face value of loan	$ 26,315,790
Notes converted common stock per share	$ 1.50
Note Agreement [Member]
Warrant to purchase		500,000		500,000
Warrant to purchase exercise price		$ 500.00		$ 500.00
Warrant expire date		Dec. 31, 2026		Dec. 31, 2026
Net proceed received		$ 500,000		$ 500,000
Additional debt discount		$ 14,763,393		$ 14,763,393
Note Agreement One [Member]
Warrant to purchase		500,000		500,000
Warrant to purchase exercise price		$ 1,000		$ 1,000